T. Rowe Price Value Fund, Inc.
T. Rowe Price Value Fund Investor Class I Class Advisor Class SUMMARY
Investment Objective
The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued.
Income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Value Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Value Fund, Inc.		Investor Class	I Class	Advisor Class
Management fees	[1]	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees				0.25%
Other expenses		0.17%		0.16%
Total annual fund operating expenses		0.81%	0.64%	1.05%
Fee waiver/expense reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.80%	0.63%	1.04%
[1]	T. Rowe Price Associates, Inc., has contractually agreed (at least through April 30, 2019) to waive a portion of the fund’s management fee so that the individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal or greater than $20 billion. After April 30, 2019 the agreement will automatically renew unless terminated by the fund’s Board of Directors. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Value Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	82	258	449	1,001
I Class	64	204	356	797
Advisor Class	106	333	578	1,282

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 95.7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
In taking a value approach to investment selection, at least 65% of the fund’s total assets will normally be invested in common stocks that the portfolio manager regards as undervalued. The fund may purchase stocks issued by companies of any size, but typically focuses its investments on large-cap stocks.

Our in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, we generally look for one or more of the following:
  low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the Russell 1000 Value Index, the company’s peers, or its own historical norm;
  low stock price relative to a company’s underlying asset values;
  companies that may benefit from restructuring activity; and/or a sound balance sheet and other positive financial characteristics.
In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objective. The fund may at times invest significantly in certain sectors, such as the financials sectors.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Sector concentration risks At times, the fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. For example, the fund may have a significant portion of its assets invested in securities of companies in the financial sectors. Companies in the financial sector may be adversely impacted by, among other things, regulatory changes, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets.

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Foreign investing risks The fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.

Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Portfolio turnover risks The fund may actively and frequently trade its portfolio securities or other instruments to carry out its investment strategies. High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared to a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Value Fund Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	24.18%	Worst Quarter	12/31/08	-26.83%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2017
Average Annual Total Returns - T. Rowe Price Value Fund, Inc.		1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class		18.94%	15.08%	8.52%			Sep. 30, 1994
Investor Class | Returns after taxes on distributions		16.92%	13.14%	7.45%			Sep. 30, 1994
Investor Class | Returns after taxes on distributions and sale of fund shares		12.17%	11.77%	6.74%			Sep. 30, 1994
I Class		19.16%			14.22%		Aug. 28, 2015
Advisor Class		18.64%	14.82%	8.30%			Mar. 31, 2000
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	[1]	13.66%	14.04%	7.10%	14.02%	[2]	Aug. 28, 2015
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		21.83%	15.79%	8.50%	15.88%	[2]	Aug. 28, 2015
Lipper Large-Cap Value Funds Index		16.06%	13.99%	6.86%	14.43%	[2]	Aug. 28, 2015
[1]	Effective March 1, 2018, the Russell 1000 Value Index replaced the S&P 500 Index as the fund’s primary benchmark. The Russell 1000 Value Index is a more appropriate style-specific benchmark that better aligns with the fund’s value-focused investment style.
[2]	Return as of 8/28/15.

Updated performance information is available through troweprice.com.